CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (5,049,776)	$ (4,948,674)	$ (5,903,460)	$ (5,947,712)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	140,743	166,161	219,552	220,201
Stock based compensation	408,544	19,623	22,947	34,809
Amortization of debt discount and beneficial conversion charge	0	184,185	740,603	132,662
Non-Cash Interest Expense Related to Notes Payable	0	0	847,082	562,767
Loss on sale of research and development inventory	0	(1,934,630)	(1,934,630)	0
Loss on Disposal of Equipment	0	0	945	0
Changes in operating assets and liabilities
Accounts receivable	(61,897)	0	0	0
Inventories	137,658	481,389	308,480	(232,821)
Prepaid Expenses	(130,352)	(35,504)	5,537	15,660
Other assets	(90,000)	90,000	90,000	0
Accounts payable	(412,652)	92,404	40,160	553,418
Accrued expenses	(24,330)	39,706	284,526	(129,791)
Accrued interest	1,959	575,173	0	0
Deferred rent liability	(16,642)	(16,642)	(22,190)	(22,191)
Net cash used in operating activities	(5,096,745)	(1,417,549)	(1,431,188)	(4,812,998)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(83,521)	0	(270)	(3,183)
Net cash used in investing activities	(83,521)	0	(270)	(3,183)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net of note payable conversion	17,287,288	0	0	0
Proceeds from convertible notes payable	0	1,200,000	1,500,000	2,300,000
Payment of equity issuance costs	(1,266,495)	0	0	0
Payments on notes payable	(200,000)	0	(200,000)	0
Payments of leasehold improvement loan	(7,901)	(7,224)	(9,742)	(8,906)
Net cash provided by financing activities	15,812,892	1,192,776	1,290,258	2,291,094
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	10,632,626	(224,773)	(141,200)	(2,525,087)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	87,771	228,971	228,971	2,754,058
CASH AND CASH EQUIVALENTS - END OF PERIOD	10,720,397	4,198	87,771	228,971
Cash paid for interest	0	3,820	15,273	10,564
Supplemental Disclosure of Noncash Financing Activities:
Preferred stock issued upon note payable and interest conversion	0	0	9,636,603	0
Conversion of notes payable and accrued interest into common stock	262,740	0	421,077	0
Reclassification of equity issuance costs to additional paid-in capital	421,077	0	57	0
Stock retained by stockholders of shell company	$ 53	$ 0	$ 0	$ 0